Average Annual Total Returns - ETF - Vanguard International Dividend Appreciation Index Fund	ETF Shares Based on NAV 1 Year	ETF Shares Based on NAV Since Inception	ETF Shares Based on NAV Inception Date	ETF Shares Based on NAV Return After Taxes on Distributions 1 Year	ETF Shares Based on NAV Return After Taxes on Distributions Since Inception	ETF Shares Based on NAV Return After Taxes on Distributions Inception Date	ETF Shares Based on NAV Return After Taxes on Distributions and Sale of Fund Shares 1 Year	ETF Shares Based on NAV Return After Taxes on Distributions and Sale of Fund Shares Since Inception	ETF Shares Based on NAV Return After Taxes on Distributions and Sale of Fund Shares Inception Date	ETF Shares Based on Market Price 1 Year	ETF Shares Based on Market Price Since Inception	ETF Shares Based on Market Price Inception Date	NASDAQ International Dividend Achievers Select Index (reflects no deduction for fees, expenses, or taxes) 1 Year	NASDAQ International Dividend Achievers Select Index (reflects no deduction for fees, expenses, or taxes) Since Inception	NASDAQ International Dividend Achievers Select Index (reflects no deduction for fees, expenses, or taxes) Inception Date
Total	15.11%	12.47%	Feb. 25, 2016	14.73%	12.04%	Feb. 25, 2016	9.19%	9.89%	Feb. 25, 2016	14.74%	12.47%	Feb. 25, 2016	15.35%	12.83%	Feb. 25, 2016